CONSOLIDATED STATEMENTS OF FINANCIAL POSITION $ in Thousands, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)
ASSETS
Cash and due from banks	$ 1,268,860	$ 880,081	$ 1,057,393
Transactions in the course of collection	416,946	289,194	255,968
Financial assets held-for-trading	2,516,387	1,745,366	1,538,578
Cash collateral on securities borrowed and reverse repurchase agreements	140,267	97,289	91,641
Derivative instruments	2,182,738	1,513,947	1,247,941
Loans and advances to banks	2,154,533	1,494,384	760,021
Loans to customers, net	39,419,340	27,341,254	24,955,692
Financial assets available-for-sale			1,526,315
Financial assets at fair value through other comprehensive income	1,518,441	1,053,191
Investments in other companies	60,917	42,252	35,771
Intangible assets	123,228	85,471	72,455
Property and equipment	311,234	215,872	216,259
Investment properties	20,095	13,938	14,306
Current tax assets	976	677	23,032
Deferred tax assets, net	278,028	192,840	161,265
Other assets	939,577	651,691	604,800
TOTAL ASSETS	51,351,567	35,617,447	32,561,437
LIABILITIES
Current accounts and other demand deposits.	13,818,466	9,584,488	8,915,706
Transactions in the course of payments	64,066	44,436	29,871
Cash collateral on securities lent and repurchase agreements	438,034	303,820	195,392
Saving accounts and time deposits.	15,363,573	10,656,174	10,067,778
Derivative instruments	2,203,336	1,528,234	1,392,995
Borrowings from financial institutions	2,186,792	1,516,759	1,195,028
Debt issued	10,777,901	7,475,552	6,488,975
Other financial obligations	170,147	118,014	137,163
Current tax liabilities	30,167	20,924	3,453
Provisions	294,040	203,946	194,537
Employee benefits	133,476	92,579	86,628
Other liabilities	574,978	398,805	308,563
TOTAL LIABILITIES	46,054,976	31,943,731	29,016,089
EQUITY
Capital	3,487,360	2,418,833	2,271,401
Reserves	1,239,957	860,034	809,557
Other comprehensive income	(40,851)	(28,334)	127
Retained earnings from previous periods	(2,868)	(1,989)	64,986
Income for the year	870,290	603,633	572,080
Provisions for minimum dividend	(257,298)	(178,462)	(172,804)
SUBTOTAL EQUITY	5,296,590	3,673,715	3,545,347
Non-controlling interest	1	1	1
TOTAL EQUITY	5,296,591	3,673,716	3,545,348
TOTAL LIABILITIES AND EQUITY	$ 51,351,567	$ 35,617,447	$ 32,561,437